Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	March 31,
	2015	2016

Value added tax receivable	$120	$118
Rental and utility deposit	21	15
Advance to suppliers	254	123
Prepayment	728	403
Coupon and dividend receivable	58	140
Others	939	859
	$2,120	$1,658